As filed with the Securities and Exchange Commission
                                on March 2, 2006


                       Securities Act File No. 333-103283

                    Investment Company Act File No. 811-21308

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                Pre-Effective Amendment No.       [ ]

                Post-Effective Amendment No.      [4]


                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                                Amendment No.     [6]


                        (Check appropriate box or boxes)


                           THE CHINA-U.S. GROWTH FUND
               (Exact Name of Registrant as Specified in Charter)

     111 Fifth Avenue
    NEW YORK, NEW YORK                                                     10003
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                              (Zip Code)

Registrant's Telephone Number, including Area Code:                 212-806-8800


                                HAL LIEBES, ESQ.
                           FRED ALGER MANAGEMENT, INC.
                                111 FIFTH AVENUE
                               NEW YORK, NY 10003
                     (Name and Address of Agent for Service)





                  Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):


[X]     immediately upon filing pursuant to paragraph (b), or

[ ]     on [date] pursuant to paragraph (b), or

[ ]     60 days after filing pursuant to paragraph (a)(1), or

[ ]     on [date               ] pursuant to paragraph (a)(1), or

[ ]     75 days after filing pursuant to paragraph (a)(2), or

[ ]     on [date] pursuant to paragraph (a)(2) of Rule 485

The sole purpose of this filing is to replace in its entirety Exhibit (j), the consent of Ernst & Young LLP, the registrant's independent registered public accounting firm, which was filed as part of Post-Effective Amendment No. 3 to this registration statement on February 28, 2006, with a new Exhibit (j). No changes have been made to the registrant's prospectus or statement of additional information, which are hereby incorporated into this filing by reference.

PART C
                                OTHER INFORMATION

Item 23.                    Exhibits

Exhibit No.                 Description of Exhibit

(a-1)                       Agreement and Declaration of Trust (1)

(a-2)                       Certificate of Amendment (2)

(a-3)                       Certificate of Designation for Class A Shares
                            2/1/2005 (4)
(b)                         By-laws of Registrant (1)

(b-1)                       Amended and Restated By-laws of Registrant 12/7/2004
                            (4)

(c)                         See Exhibits (a-1) and (b)

(d-1)                       Investment Management Agreement (3)

(d-2)                       Sub-Advisory Agreement (2)

(e-1)                       Distribution Agreement (2)

(e-2)                       Form of Selected Dealer Agreement (2)

(g)                         Custody Agreement (2)

(h)                         Shareholder Servicing Agreement (3)

(h-1) Shareholder Administrative Services Agreement among Alger Shareholder Services, Inc., the Registrant, et. al. effective 2/28/2005 (4)

(h-2) Transfer Agency and Service Agreement Between Certain Investment Companies Managed by Fred Alger Management, Inc. (including Registrant) and State Street Bank and Trust Company 11/22/2004 (4)

(i-1)                       Opinion and Consent of Sullivan & Worcester (2)

(j)                         Consent of Ernst & Young LLP - Filed herewith

(p-1)                       Code of Ethics

(p-2)                       Code of Ethics of JF International Management, Inc.
                            (2)
(p-3)                       Amended and Restated Code of Ethics 5/11/2004 (4)

(POWATT)                    Powers of Attorney (2)

--------------------
(1) Incorporated by reference to the Fund's Registration Statement on Form N-1A, filed with the Securities and Exchange Commission (the "SEC") on February 18, 2003.

(2) Incorporated by reference to Pre-Effective Amendment No. 2, filed with the SEC on September 10, 2003.

(3) Incorporated by reference to Post-Effective Amendment No. 1, filed with the SEC on December 19, 2003.

(4) Incorporated by reference to Post-Effective Amendment No. 3, filed with the Commission on February 18, 2005.

Item 24. Persons Controlled by or Under Common Control with Registrant

                                      None.

Item 25. Indemnification

         Under Section 8.4 of Registrant's Agreement and Declaration of Trust, any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or Trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined , in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances, or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act") may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of Investment Adviser

       (a) Fred Alger Management, Inc.

       The business of Alger Management is summarized under "Management and Organization - Manager" in the prospectus constituting Part A of this Registration Statement. The business and other connections of the officers and directors of Alger Management are listed in its Form ADV as currently on file (SEC File No. 801-06709).

       (b) JF International Management Inc. (JFIM)

       The business of JFIM is summarized under "Management and Organization - Manager" in the prospectus constituting Part A of this Registration Statement. The business and other connections of the officers and directors of JFIM are listed in its Form ADV as currently on file (SEC File No. 801-41622).

Item 27. Principal Underwriter.

       Fred Alger & Company, Incorporated ("FACI") acts as principal underwriter for the Registrant and for Spectra Fund, The Alger Funds, The Alger Institutional Funds and The Alger American Fund and has acted as subscription agent for Castle Convertible Fund, Inc.. The information required by this Item 27 with respect to each director and officer of FACI is set forth in Schedule A of its Form BD (SEC File No. 8-6423).

Item 28. Location of Accounts and records

       The accounts and records of the Registrant are maintained by Mr. Frederick A. Blum, Fred Alger Management, Inc., 30 Montgomery Street, Jersey City, NJ 07302, except that certain books and records with respect to securities transactions effected by the Registrant's sub-adviser required to be maintained in accordance with Section 31(a) of the Investment Company Act and the rules thereunder are maintained by JF International Management Inc., 21st Floor, Charter House, 8 Connaught Road Central, Hong Kong.

Item 29. Management Services

Not applicable.

Item 30. Undertakings

Not applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 2nd day of March 2006.


                           THE CHINA-U.S. GROWTH FUND

                                                 By: /s/ Dan C. Chung*
                                                 -------------------------------
                                                         Dan C. Chung, President

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


/s/ Dan C. Chung*                President (Chief              March 2, 2006
---------------------------      Executive Officer)
Dan C. Chung


/s/ Frederick A. Blum            Treasurer                     March 2, 2006
---------------------------     (Chief Financial and
Frederick A. Blum                Accounting Officer)


/s/ Hilary M. Alger*             Trustee                       March 2, 2006
---------------------------
Hilary M. Alger


/s/ Lester L. Colbert, Jr.*      Trustee                       March 2, 2006
---------------------------
Lester L. Colbert, Jr.


/s/ Zachary Karabell*            Trustee                       March 2, 2006
---------------------------
Zachary Karabell


/s/ Stephen E. O'Neil*           Trustee                       March 2, 2006
---------------------------
Stephen E. O'Neil


/s/ Nathan E. Saint-Amand*       Trustee                       March 2, 2006
---------------------------
Nathan E. Saint-Amand



*By: /s/ Frederick A. Blum
---------------------------
      Frederick A. Blum
      Attorney-in-fact

                           THE CHINA-U.S. GROWTH FUND
               (Exact Name of Registrant as Specified in Charter)


                                 E X H I B I T S

                                INDEX TO EXHIBITS

Exhibit
   NO.
-------

  (j)  Consent of Ernst & Young LLP